Cash and cash equivalents (Tables)	6 Months Ended
Jun. 30, 2019
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Cash and cash equivalents

	June 30, 2019	December 31, 2018

Short-term bank deposits	98,637	405,227
Short-term investment	156,130	2,357,823

	254,767	2,763,050